Commitments and contingencies (Details)	Jun. 30, 2026 USD ($)
Commitments and contingencies
Minimum contractual time charter revenue receivable	$ 25,446,326
Commitments under memorandum of agreement
Commitments and contingencies
Contractual commitments for vessels	$ 79,400,000